Taxation (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Tax on Profit

	Group
	2017 £m	2016 £m	2015 £m
Current tax:
UK corporation tax on profit for the year	556	611	346
Adjustments in respect of prior years	(27)	(13)	(16)
Total current tax	529	598	330
Deferred tax:
Charge/(credit) for the year	23	(11)	54
Adjustments in respect of prior years	9	11	(3)
Total deferred tax	32	–	51
Tax on profit	561	598	381

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate

The Santander UK group’s effective tax rate for 2017, based on profit before tax, was 30.9% (2016: 31.2%, 2015: 28.3%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

	Group
	2017 £m	2016 £m	2015 £m
Profit before tax	1,817	1,917	1,345
Tax calculated at a tax rate of 19.25% (2016: 20.00%, 2015: 20.25%)	350	384	272
Bank surcharge on profits	132	134	–
Non-deductible preference dividends paid	9	8	6
Non-deductible UK Bank Levy	25	30	20
Non-deductible conduct remediation	35	39	90
Other non-equalised items	30	8	8
Effect of non-UK profits and losses	–	(1)	(1)
Utilisation of capital losses for which credit was not previously recognised	–	–	(4)
Effect of change in tax rate on deferred tax provision	(2)	(2)	9
Adjustment to prior year provisions	(18)	(2)	(19)
Tax charge	561	598	381

Disclosure of Movements in Current Tax Assets and Liabilities

Current tax assets and liabilities

Movements in current tax assets and liabilities during the year were as follows:

	Group
	2017 £m	2016 £m
Assets	–	49
Liabilities	(54)	(1)
At 1 January	(54)	48
Income statement charge	(529)	(598)
Other comprehensive income credit/(charge)	44	(49)
Corporate income tax paid	484	507
Other movements	52	38
	(3)	(54)
Assets	–	–
Liabilities	(3)	(54)
At 31 December	(3)	(54)

Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account

The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year:

	Group

	Fair value of financial instruments £m	Pension remeasurement £m	Cash flow hedges £m	Available- for-sale £m	Tax losses carried forward £m	Accelerated tax depreciation £m	Other temporary differences £m	Total £m
At 1 January 2017	(31)	(35)	(50)	(27)	5	(5)	15	(128)
Income statement (charge)/credit	(10)	(32)	–	–	20	1	(11)	(32)
Transfers/reclassifications	–	–	–	7	–	–	(7)	–
Credited/(charged) to other comprehensive income	–	26	53	(6)	–	–	(1)	72
At 31 December 2017	(41)	(41)	3	(26)	25	(4)	(4)	(88)

At 1 January 2016	(76)	(115)	(27)	(11)	8	3	(5)	(223)
Income statement (charge)/credit	44	(53)	–	–	(3)	(8)	20	–
Credited/(charged) to other comprehensive income	1	133	(23)	(16)	–	–	–	95
At 31 December 2016	(31)	(35)	(50)	(27)	5	(5)	15	(128)